NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Nature And Continuance Of Operations
Accumulated deficit	$ 93,953,136	$ 79,976,546